UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [ ];

Amendment Number:


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-14477



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900


Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		May 15th, 2012
[Signature]		[City, State]		[Date]





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 70,086
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 				SH/ 	PUT/ INVSTMNT OTHER	VOTING AUTHORITY
ISSUER			TITLE		CUSIP		Value	 SHARES	AMT	CALL DSCRETN  MANAGER	SOLE	SHARED	NONE

CBOE HLDGS INC		COM		12503M108	1,073	37,748 	SH	N/A	SOLE	N/A	 37,748 0	0
CURRENCYSHARES		CDN DOLLAR	23129X105	802	8,045 	SH	N/A	SOLE	N/A	 8,045 	0	0
CURRENCYSHARES		EURO SHS	23130C108	6,333	47,724 	SH	N/A	SOLE	N/A	 47,724 0	0
CURRENCYSHS		JAPANESE Y	23130A102	5,584	47,015 	SH	N/A	SOLE	N/A	 47,015 0	0
NYSE EURONEXT		COM		629491101	256	8,546 	SH	N/A	SOLE	N/A	 8,546 	0	0
CME GROUP INC		COM		12572Q105	5,960	20,600 	SH	N/A	SOLE	N/A	 20,600 0	0
DIREXION SHS		DLY SMCAP	25459W110	1,866	105,480 SH	N/A	SOLE	N/A	 105,4800	0
DIREXION SHS		DLY SMCAP	25459W847	1,854	29,697 	SH	N/A	SOLE	N/A	 29,697 0	0
INTERCONTINENT		COM		45865V100	1,086	7,905 	SH	N/A	SOLE	N/A	 7,905 	0	0
ISHARES TR		RUSSELL 20	464287655	11,649	140,667 SH	N/A	SOLE	N/A	 140,6670	0
PSHS SHRT S&P		PSHS SHT S	74347R503	1,983	55,476	SH	N/A	SOLE	N/A	 55,476 0	0
PSHS ULTSHT		PSHS ULSHT	74347R883	3,221	213,457	SH	N/A	SOLE	N/A	 213,4570	0
SPDR DOW JONES		UT SER 1	78467X109	6,849	51,971 	SH	N/A	SOLE	N/A	 51,971 0	0
SPDR S&P 500		TR UNIT		78462F103	4,408	31,304 	SH	N/A	SOLE	N/A	 31,304 0	0
PROSHARES TR I		ULT DJ-UBS	74347W775	1	94 	SH	N/A	SOLE	N/A	 94 	0	0
PROSHARES TR  		PSHS ULTRA	74347R305	230	3,261 	SH	N/A	SOLE	N/A	 3,261 	0	0
PROSHARES TR		PSHS ULTRA	74347R206	688	5,779 	SH	N/A	SOLE	N/A	 5,779 	0	0
PROSHARES TR		PSHS ULT S&	74347R107	300	5,142 	SH	N/A	SOLE	N/A	 5,142 	0	0
PROSHARES TR		ULTRAPRO QQ	74347X831	586	4,902 	SH	N/A	SOLE	N/A	 4,902 	0	0
PROSHARES TR		ULTRPRO S&	74347X864	2,002	23,589 	SH	N/A	SOLE	N/A	 23,589 0	0
PROSHARES TR		SHRT RUSSL	74347X690	222	25,247 	SH	N/A	SOLE	N/A	 25,247 0	0
PROSHARES TR		ULT SHR S&P	74347X856	666	73,559 	SH	N/A	SOLE	N/A	 73,559 0	0
PROSHARES TR		ULTSH DJ	74347W668	2,831	80,517 	SH	N/A	SOLE	N/A	 80,517 0	0
PROSHARES TR		ULTRASHRT	74347W718	1,649	98,109 	SH	N/A	SOLE	N/A	 98,109 0	0
PROSHARES TR		PSHS ULTS	74347X237	114	3,762 	SH	N/A	SOLE	N/A	 3,762 	0	0
PROSHARES TR		PSHS ULSH	74348A202	1,968	66,437 	SH	N/A	SOLE	N/A	 66,437 0	0
PROSHARES TR I		SHRT SILV	74347W643	408	38,655 	SH	N/A	SOLE	N/A	 38,655 0	0
PROSHARES TR		ULTRASHOR	74347W569	2,645	56,202 	SH	N/A	SOLE	N/A	 56,202 0	0
UNITED STATES		UNIT PAR 	912318201	172	10,817 	SH	N/A	SOLE	N/A	 10,817 0	0
UNITED STATES		UNITS		91232N108	2,680	68,310 	SH	N/A	SOLE	N/A	 68,310 0	0